Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15. Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2020:

	2021	2022	2023	2024	2025	Thereafter	Total
	(in thousands)
Marine Export Terminal capital contributions 1	4,000	—	—	—	—	—	4,000
Secured term loan facilities and revolving credit facilities	67,936	124,479	202,353	175,413	54,388	—	624,569
2020 Bonds	—	—	—	—	100,000	—	100,000
2018 Bonds	—	—	71,697	—	—	—	71,697
Office operating leases 2	1,572	252	—	—	—	—	1,824
Navigator Aurora Facility 3	—	—	—	—	—	61,361	61,361

Total contractual obligations	$73,508	$124,731	$274,050	$175,413	$154,388	$61,361	$863,451

1
On January 21, 2021, the Company made a capital contribution of $4.0 million to the Export Terminal Joint Venture, by drawing down on the Terminal Facility, being the expected final contribution for our full share of the capital cost for the construction of the Marine Export Terminal.

2
The Company occupies office space in London with a lease that commenced in January 2017 for a period of 10 years with a mutual break option in January 2022, which is the fifth anniversary from the lease commencement date. This break option is recognized in the table above but has not been included as part of the right-of-use
asset and lease liability associated with the lease. Please read Note 16—Operating Lease Liabilities to our consolidated financial statements. The gross rent per year is approximately $1.1 million.

The Company entered into a lease for office space in New York that now expires on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.

The lease term for our representative office in Gdynia, Poland is for a period of five years commencing from January 2017. The gross rent per year is approximately $60,000.

The weighted average remaining contractual lease term for the above three office leases on December 31, 2020 was 1.2 years (December 31, 2019: 2.2 years).

3
The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 9—Variable Interest Entities to our consolidated financia
l
 statements.